Operating Leases (Tables)	6 Months Ended
Jun. 30, 2024
Operating Leases [Abstract]
Schedule of Operating Leases	The following component of lease cost are included in the Company’s unaudited consolidated statements of operations and comprehensive income (loss):
	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	(Unaudited) RMB	(Unaudited) RMB
Operating lease cost	3,922,677	2,413,523
Short-term lease cost	177,103	363,912
Total lease cost	4,099,780	2,777,435

Supplemental disclosure related to operating leases were as follows:
	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	(Unaudited) RMB	(Unaudited) RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	2,139,410	2,459,231
	As of December 31, 2023	As of June 30, 2024
		(Unaudited)

Weighted average remaining lease term of operating leases (years)	3.53	3.14
Weighted average discount rate of operating leases	6.24%	6.24%

Schedule of Operating Lease Liabilities	The following table summarizes the maturity of operating lease liabilities as of June 30, 2024:
Lease Payment
(Unaudited)
Years Ended December 31,	RMB
Remaining of 2024	1,860,846
2025	2,211,153
2026	1,448,558
2027	1,197,632
2028	602,088
Thereafter	—
Total lease payments	7,320,277
Less: imputed interest	(488,696)
Total lease liabilities	6,831,581